PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)
Prepaid Expenses And Other Current Assets [Line Items]
Prepayments for management fee	[1]	¥ 53,141		¥ 0	$ 7,654
Due from suppliers		11,148		18,400	1,606
Due from hospitals	[2]	21,274		2,919	3,064
Other receivables	[3]	43,503		3,173	6,266
Advances to employees		6,354		7,415	915
Receivable from disposal of PPE		12,668		9,300	1,825
Deferred expenses		1,637		5,795	236
Interest receivable		9,571		22,247	1,379
Dividend receivable		766		0	110
Others		6,548		13,052	942
Prepayments and other current assets, gross		166,610		82,301	23,997
Reserve for unrecoverable deposits		(4,798)		(4,798)	(691)
Prepayments and other current assets		161,812		77,503	$ 23,306
Reserve for Unrecoverable Deposits [Member]
Movement in reserve for unrecoverable deposits is as follows:
Balance at the beginning of the year		4,798	$ 691	1,522
Provisions for the year				4,290
Amounts written off during the year				(1,014)
Balance at the end of the year		¥ 4,798	$ 691	¥ 4,798

[1]	In November 2016, the Group entered into a framework agreement with Zhongrong Guofu Investment Management Company Limited (“ZR Guofu”) to establish onshore and offshore funds for the purpose of acquiring several hospital businesses of the Company, including 100% shares of CHS through China Medstar, 70% shares of GZ Proton through CMSHK and 59.51% shares of PTC Houston Management (“PTC”) through US Proton (BVI), collectively the “CCM Hospital Business”. ZR Guofu will provide management and consultation services on the funds and the Group will continue to manage the CCM Hospital Businesses. ZR Guofu subscribes Class A shares of the offshore fund with a consideration of RMB521,396, while the Group subscribes Class B shares of the offshore fund using 1) creditor’s rights of RMB166,299 due from CCM Hospital Business and 2) RMB7,500 cash as consideration. As of December 31, 2016, the Group and ZR Guofu had injected RMB7,500 and RMB521,396, respectively, into the offshore fund which was then granted as loans to the CCM Hospital Business. In addition, the Group and ZR Guofu will establish an onshore fund, namely Guofu Huimei Investment Management Limited Partnership (“Guofu Huimei”), of an investment amount of RMB1,003,000. General partners of the onshore fund are MSC and ZR Guofu. As of December 31, 2016, the Group has injected RMB174,000 (US$25,061) into the onshore fund. Further pursuant to the agreement, the onshore fund will acquire the offshore fund through the arrangement of overseas loan under domestic guarantee and establishment of overseas entity. As of December 31, 2016, the above steps were still in process and the transaction was not considered to be completed. As a result, the cash injected by the Group to the offshore and onshore funds amounted to RMB181,500 (US$26,141) was recorded as “prepayment for long-term investments” under non-current assets and the loans received by the CCM Hospital Business amounted to RMB528,896 (US$76,177) was recorded as “advances from long-term investment” under non-current liabilities. In addition, the Group has prepaid RMB53,141 (US$7,654) to ZR Guofu for the management and consultation services as of December 31, 2016 which was recorded in “prepayments and other current assets”.
[2]	Amounts due from hospitals represent interest-free advances to hospitals and the compensation to be received from hospitals for early termination. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.
[3]	The other receivables represented the loans to others parties, including loans to related parties such as the Xi’an Jiangyuan Andike Ltd. (“JYADK”) and JWYK of RMB13,658 (US$1,967). Besides, the loan to JYADK contributed to interest receivable of RMB370 (US$53) (note 25).